SCHEDULE OF RIGHT OF USE ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Right-of-use Rou Assets And Lease Payable
Operating lease ROU asset	$ 1,397	$ 1,843	$ 1,448
Current portion	227	300	280
Non-current portion	973	1,283	1,406
Total	$ 1,200	$ 1,583	$ 1,686